Taxes on Income	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 14:- TAXES ON INCOME

a.	Corporate tax rates:

Israeli taxation:

Corporate tax rate in Israel in 2022, 2021 and 2020 was 23%.

Law for the Encouragement of Capital Investments, 1959:

The Law for Encouragement of Capital Investments, 1959 (the “Investment Law”) provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011 (which was amended in August 2013). According to the reform, a flat rate tax applies to Preferred Income of companies eligible for the “Preferred Enterprise” status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

Benefits granted to a Preferred Enterprise include reduced tax rates. As part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all areas other than Development Area A (which was 7.5% from 2017 onward).

b.	Final tax assessments:

The Company received final tax assessments through 2017.

c.	Net operating carryforward losses for tax purposes and other temporary differences:

As of December 31, 2022, the Company had carryforward losses amounting to approximately $ 157,106.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forward	$25,137	$26,348
Temporary differences mainly relating to Research and Development	1,376	2,285

Deferred tax asset before valuation allowance	26,513	28,633
Valuation allowance	(26,513)	(28,633)
Deferred tax asset, net	$-	$-

e.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes and the company’s preferred enterprise tax rate.